                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08050
                                                     ---------

                           The Asia Tigers Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 345 Park Avenue
                               New York, NY 10154
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Simpson Thacher & Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-583-5000
                                                            ------------

                    Date of fiscal year end: October 31, 2007
                                             ----------------

                   Date of reporting period: January 31, 2007
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.


                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                                JANUARY 31, 2007
                                                                     (UNAUDITED)

NUMBER                                                                      PERCENT OF
OF SHARES             SECURITY                                              HOLDINGS           COST                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.33% of holdings)

                      CHINA                                                   14.28%
                      ADVERTISING SALES                                        0.55%
           6,900      Focus Media Holding, Ltd. ADR+                                     $         398,799      $          570,354
                                                                                         -----------------      ------------------
                      COMMERCIAL BANKS - NON-US                                0.93%
         450,000      China Merchants Bank Co., Ltd., 144A+                                        499,253                 970,412
                                                                                         -----------------      ------------------
                      GOLD MINING                                              0.43%
         504,000      Lingbao Gold Company, Ltd.                                                   535,008                 441,457
                                                                                         -----------------      ------------------
                      LIFE / HEALTH INSURANCE                                  1.01%
         360,000      China Life Insurance Co., Ltd.                                               548,386               1,051,088
                                                                                         -----------------      ------------------
                      MACHINERY - GENERAL INDUSTRY                             0.72%
       1,886,000      Shanghai Prime Machinery Co., Ltd.+                                          655,482                 753,526
                                                                                         -----------------      ------------------
                      MACHINERY - MATERIAL HANDLING                            2.07%
       1,363,300      Shanghai Zhenhua Port Machinery Co., Class B                                 621,791               2,156,741
                                                                                         -----------------      ------------------
                      NON-FERROUS METALS                                       0.63%
       1,140,000      Hunan Non-Ferrous Metal Corp., Ltd., 144A+                                   311,981                 651,091
                                                                                         -----------------      ------------------
                      OIL COMPANIES - INTEGRATED                               1.87%
          12,199      China Petroleum and Chemical Corp. ADR                                       470,729               1,020,446
         756,000      Petrochina Co., Ltd.                                                         753,957                 926,479
                                                                                         -----------------      ------------------
                                                                                                 1,224,686               1,946,925
                                                                                         -----------------      ------------------
                      REAL ESTATE - OPERATIONS & DEVELOPMENT                   2.75%
       1,053,103      China Vanke Co., Ltd. Class B                                                249,439               1,882,600
         629,700      Jiangsu Xincheng Real Estate Co., Ltd., Class B                              510,807                 977,294
                                                                                         -----------------      ------------------
                                                                                                   760,246               2,859,894
                                                                                         -----------------      ------------------
                      RETAIL - REGIONAL DEPARTMENT STORE                       0.91%
       1,208,000      Golden Eagle Retail Group, Ltd.                                              603,467                 949,811
                                                                                         -----------------      ------------------
                      SHIPBUILDING                                             1.30%
         642,000      Guangzhou Shipyard International Company, Ltd.+                              470,456               1,356,503
                                                                                         -----------------      ------------------
                      TELECOMMUNICATIONS EQUIPMENT                             0.62%
         217,000      Foxconn International Holdings, Ltd.+                                        145,515                 648,856
                                                                                         -----------------      ------------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                                JANUARY 31, 2007
                                                                     (UNAUDITED)

NUMBER                                                                      PERCENT OF
OF SHARES             SECURITY                                              HOLDINGS           COST                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                      CHINA (CONTINUED)
                      TRANSPORT - SERVICES                                       0.49%
       1,084,000      Guangdong Nan Yue Logistics Company Limited                        $         498,523      $          508,057
                                                                                         -----------------      ------------------
                      TOTAL CHINA                                                                7,273,593              14,864,715
                                                                                         -----------------      ------------------
                      HONG KONG                                                 17.54%
                      APPAREL MANUFACTURERS                                      0.30%
         111,500      Ports Design, Ltd.                                                           201,203                 306,270
                                                                                         -----------------      ------------------
                      CELLULAR TELECOMMUNICATIONS                                3.34%
         379,600      China Mobile, Ltd.                                                         1,300,183               3,480,495
                                                                                         -----------------      ------------------
                      COMMERCIAL BANKS - NON-US                                  1.37%
         948,000      China Construction Bank                                                      500,098                 558,429
          88,402      Dah Sing Financial Holdings, Ltd.                                            499,746                 865,449
                                                                                         -----------------      ------------------
                                                                                                   999,844               1,423,878
                                                                                         -----------------      ------------------
                      DISTRIBUTION & WHOLESALE                                   1.66%
         170,500      Esprit Holdings, Ltd.                                                        237,106               1,728,133
                                                                                         -----------------      ------------------
                      DIVERSIFIED OPERATIONS                                     0.84%
          88,381      Hutchison Whampoa, Ltd.                                                      419,142                 878,259
                                                                                         -----------------      ------------------
                      ELECTRIC - GENERATION                                      1.30%
         864,000      China Resources Power Holdings Co., Ltd.                                     478,981               1,354,244
                                                                                         -----------------      ------------------
                      ELECTRONIC COMPONENTS - MISCELLANEOUS                      0.42%
         466,000      AAC Acoustic Technology Holdings, Inc.+                                      462,596                 436,816
                                                                                         -----------------      ------------------
                      FINANCE - OTHER SERVICES                                   1.23%
         118,500      Hong Kong Exchanges & Clearing, Ltd.                                         250,349               1,285,297
                                                                                         -----------------      ------------------
                      HOTELS & MOTELS                                            0.55%
       6,470,000      Regal Hotels International Holdings, Ltd.                                    450,068                 571,683
                                                                                         -----------------      ------------------
                      MACHINERY - GENERAL INDUSTRY                               0.40%
         596,000      Fongs' Industries Co., Ltd.                                                  498,763                 412,137
                                                                                         -----------------      ------------------
                      OIL COMPANIES - EXPLORATION & PRODUCTION                   0.93%
          11,250      CNOOC, Ltd. ADR                                                              557,593                 964,912
                                                                                         -----------------      ------------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                                JANUARY 31, 2007
                                                                     (UNAUDITED)

NUMBER                                                                      PERCENT OF
OF SHARES             SECURITY                                              HOLDINGS           COST                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                      HONG KONG (CONTINUED)
                      REAL ESTATE - OPERATIONS & DEVELOPMENT                   2.75%
          89,700      Cheung Kong Holdings, Ltd.                                         $         648,897      $        1,180,830
         272,000      Hopewell Holdings, Ltd.                                                      299,503               1,037,975
       2,488,261      Shanghai Real Estate, Ltd.                                                   549,365                 643,649
                                                                                         -----------------      ------------------
                                                                                                 1,497,765               2,862,454
                                                                                         -----------------      ------------------
                      RETAIL - RESTAURANTS                                     0.55%
         330,000      Cafe De Coral Holdings, Ltd.                                                 297,250                 570,492
                                                                                         -----------------      ------------------
                      SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS           0.32%
       1,812,000      Solomon Systech International, Ltd.                                          664,282                 334,135
                                                                                         -----------------      ------------------
                      SUGAR                                                    0.46%
         990,000      Xiwang Sugar Holdings Co., Ltd.                                              557,476                 481,749
                                                                                         -----------------      ------------------
                      TEXTILE - PRODUCTS                                       0.61%
       1,593,950      Victory City International Holdings, Ltd.                                    510,583                 632,759
                                                                                         -----------------      ------------------
                      TRANSPORT - SERVICES                                     0.51%
         278,000      Integrated Distribution Services Group, Ltd.                                 506,378                 533,996
                                                                                         -----------------      ------------------
                      TOTAL HONG KONG                                                            9,889,562              18,257,709
                                                                                         -----------------      ------------------
                      INDIA                                                    8.41%
                      APPLICATIONS SOFTWARE                                    2.42%
          49,552      Infosys Technologies, Ltd.                                                   518,785               2,518,387
                                                                                         -----------------      ------------------
                      COMMERCIAL BANKS - NON-US                                1.15%
          58,980      Punjab National Bank, Ltd.                                                   490,396                 678,653
          20,015      State Bank of India                                                           82,268                 515,785
                                                                                         -----------------      ------------------
                                                                                                   572,664               1,194,438
                                                                                         -----------------      ------------------
                      MEDICAL - DRUG                                           0.34%
          33,300      Venus Remedies, Ltd.                                                         351,690                 350,629
                                                                                         -----------------      ------------------
                      METALS - DIVERSIFIED                                     0.23%
          14,734      Hindustan Zinc, Ltd.                                                         172,218                 235,947
                                                                                         -----------------      ------------------
                      OIL COMPANIES - EXPLORATION & PRODUCTION                 0.53%
          27,225      Oil and Natural Gas Corp., Ltd.                                              429,122                 556,928
                                                                                         -----------------      ------------------

                                                      THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS
                                                                JANUARY 31, 2007
                                                                     (UNAUDITED)

NUMBER                                                                      PERCENT OF
OF SHARES             SECURITY                                              HOLDINGS           COST                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                      INDIA (CONTINUED)
                      OIL REFINING & MARKETING                                 1.14%
          38,454      Reliance Industries, Ltd.                                          $         180,517      $        1,188,224
                                                                                         -----------------      ------------------
                      POWER CONVERSION & SUPPLY EQUIPMENT                      1.42%
          26,024      Bharat Heavy Electricals, Ltd.                                               263,730               1,483,377
                                                                                         -----------------      ------------------
                      SHIPBUILDING                                             0.55%
          69,350      ABG Shipyard, Ltd.                                                           559,413                 568,390
                                                                                         -----------------      ------------------
                      TELECOMMUNICATIONS SERVICES                              0.63%
          62,910      Reliance Communications, Ltd.+                                               377,962                 656,707
                                                                                         -----------------      ------------------
                      TOTAL INDIA                                                                3,426,101               8,753,027
                                                                                         -----------------      ------------------
                      INDONESIA                                                3.04%
                      COMMERCIAL BANKS - NON-US                                0.68%
       1,258,830      PT Bank Central Asia TBK                                                     333,342                 705,498
                                                                                         -----------------      ------------------
                      GAS - DISTRIBUTION                                       0.50%
         509,500      PT Perusahaan Gas Negara                                                     645,482                 526,297
                                                                                         -----------------      ------------------
                      METAL PROCESSORS & FABRICATION                           0.54%
      29,500,000      PT Bakrie and Brothers TBK+                                                  500,647                 557,583
                                                                                         -----------------      ------------------
                      TELECOMMUNICATIONS SERVICES                              0.92%
         925,500      PT Telekomunikasi Indonesia TBK                                              450,957                 961,096
                                                                                         -----------------      ------------------
                      TRANSPORTATION - MARINE                                  0.40%
       2,273,500      PT Berlian Laju Tanker TBK                                                   390,152                 414,726
                                                                                         -----------------      ------------------
                      TOTAL INDONESIA                                                            2,320,580               3,165,200
                                                                                         -----------------      ------------------
                      MALAYSIA                                                 5.09%
                      AGRICULTURAL OPERATIONS                                  0.83%
         165,200      IOI Corp. BHD                                                                270,086                 868,356
                                                                                         -----------------      ------------------
                      COMMERCIAL BANKS - NON-US                                0.92%
         365,400      Bumiputra - Commerce Holdings BHD                                            457,078                 960,343
                                                                                         -----------------      ------------------
                      METAL PROCESSORS & FABRICATION                           0.63%
         216,300      KNM Group BHD                                                                401,824                 661,166
                                                                                         -----------------      ------------------

                                                      THE ASIA TIGERS FUND, INC.

SCHEDULE OF INVESTMENTS                                         JANUARY 31, 2007
                                                                     (UNAUDITED)

NUMBER                                                               PERCENT OF
OF SHARES            SECURITY                                         HOLDINGS          COST            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                     MALAYSIA (CONTINUED)
                     OFFICE SUPPLIES & FORMS                               0.24%
           207,400   Pelikan International Corp. BHD                               $      251,865   $     245,289
                                                                                   --------------   -------------
                     REAL ESTATE - OPERATIONS & DEVELOPMENT                0.49%
           779,100   IGB Corp. BHD                                                        501,233         505,230
                                                                                   --------------   -------------
                     RESORTS & THEME PARKS                                 0.97%
           226,700   Resorts World BHD                                                    602,397       1,010,290
                                                                                   --------------   -------------
                     RUBBER AND VINYL                                      1.01%
           390,180   Top Glove Corp. BHD                                                  687,717       1,047,762
                                                                                   --------------   -------------
                     TOTAL MALAYSIA                                                     3,172,200       5,298,436
                                                                                   --------------   -------------
                     SINGAPORE                                            15.28%
                     ATHLETIC FOOTWEAR                                     0.66%
           373,000   China Hongxing Sports Ltd.                                           499,355         691,842
                                                                                   --------------   -------------
                     CHEMICALS - FIBERS                                    0.44%
           595,000   China Sky Chemical Fibre Co. Ltd.                                    502,306         453,060
                                                                                   --------------   -------------
                     COMMERCIAL BANKS - NON-US                             1.50%
           109,100   DBS Group Holdings, Ltd.                                             699,870       1,562,071
                                                                                   --------------   -------------
                     DIVERSIFIED OPERATIONS                                1.01%
            90,000   Keppel Corp., Ltd.                                                   649,687       1,048,453
                                                                                    --------------   -------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS                0.59%
         1,120,000   United Test and Assembly Center, Ltd.+                               707,501         612,281
                                                                                   --------------   -------------
                     FOOD - CONFECTIONARY                                  1.16%
           808,000   Want Want Holdings, Ltd.                                             820,096       1,212,000
                                                                                   --------------   -------------
                     FOOD - MEAT PRODUCTS                                  0.83%
         1,058,500   People's Food Holdings, Ltd.                                         569,073         861,101
                                                                                   --------------   -------------
                     FOOD - WHOLESALE / DISTRIBUTION                       0.76%
           618,000   Olam International, Ltd.                                             602,366         792,334
                                                                                   --------------   -------------
                     OIL FIELD MACHINERY & EQUIPMENT                       0.74%
           444,000   KS Energy Services, Ltd.                                             561,409         765,741
                                                                                   --------------   -------------

                                                      THE ASIA TIGERS FUND, INC.

SCHEDULE OF INVESTMENTS                                         JANUARY 31, 2007
                                                                     (UNAUDITED)

NUMBER                                                               PERCENT OF
OF SHARES            SECURITY                                         HOLDINGS          COST            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                     SINGAPORE (CONTINUED)
                     REAL ESTATE - OPERATIONS & DEVELOPMENT                1.70%
           272,500   Keppel Land, Ltd.                                             $      196,844   $   1,330,090
           296,000   Yanlord Land Group, Ltd.+                                            347,556         444,997
                                                                                   --------------   -------------
                                                                                          544,400       1,775,087
                                                                                   --------------   -------------
                     SCHOOLS                                               0.58%
            20,333   Hartford Education Corp. Ltd.                                          4,016          10,454
           488,000   Raffles Education Corp., Ltd.                                        397,612         590,726
                                                                                   --------------   -------------
                                                                                          401,628         601,180
                                                                                   --------------   -------------
                     TELECOMMUNICATIONS SERVICES                           1.24%
           567,840   Singapore Telecommunications, Ltd.                                   747,162       1,293,443
                                                                                   --------------   -------------
                     TRANSPORTATION - MARINE                               4.07%
         1,006,000   Cosco Corp. (Singapore) Ltd.                                         603,229       1,767,726
           816,000   Ezra Holdings, Ltd.                                                  426,397       2,474,739
                                                                                   --------------   -------------
                                                                                        1,029,626       4,242,465
                                                                                   --------------   -------------
                     TOTAL SINGAPORE                                                    8,334,479      15,911,058
                                                                                   --------------   -------------
                     SOUTH KOREA                                          21.05%
                     AUTO - CARS & LIGHT TRUCKS                            0.94%
            13,700   Hyundai Motor Co.                                                    564,530         976,389
                                                                                   --------------   -------------
                     AUTO / TRUCK PARTS & EQUIPMENT ORIGINAL               0.51%
             6,570   Hyundai Mobis                                                        554,032         532,439
                                                                                   --------------   -------------
                     BUILDING & CONSTRUCTION - MISCELLANEOUS               1.43%
            18,030   GS Engineering & Construction Corp.                                  403,459       1,493,723
                                                                                   --------------   -------------
                     CELLULAR TELECOMMUNICATIONS                           0.79%
             3,851   SK Telecom Co., Ltd.                                                 698,091         818,056
                                                                                   --------------   -------------
                     CIRCUITS                                              0.33%
            16,061   Core Logic, Inc.                                                     514,324         342,887
                                                                                   --------------   -------------
                     COMMERCIAL BANKS - NON-US                             1.98%
            25,981   Kookmin Bank                                                         731,247       2,066,890
                                                                                   --------------   -------------

                                                      THE ASIA TIGERS FUND, INC.

SCHEDULE OF INVESTMENTS                                         JANUARY 31, 2007
                                                                     (UNAUDITED)

NUMBER                                                               PERCENT OF
OF SHARES            SECURITY                                         HOLDINGS         COST           VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                     SOUTH KOREA (CONTINUED)

                     DIVERSIFIED FINANCIAL SERVICES                        2.46%

            13,920   Korea Investment Holdings Co., Ltd.                           $      487,195   $     604,703

            37,520   Shinhan Financial Group Co., Ltd.                                    585,202       1,960,684
                                                                                   --------------   -------------
                                                                                        1,072,397       2,565,387
                                                                                   --------------   -------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS                6.54%
            11,072   Samsung Electronics Co., Ltd.                                      3,021,262       6,809,015
                                                                                   --------------   -------------
                     NON-FERROUS METALS                                    0.93%

            10,890   Korea Zinc Co., Ltd.                                                 348,012         965,815
                                                                                   --------------   -------------
                     PROPERTY & CASUALTY INSURANCE                         0.79%

            51,330   LIG Non-Life Insurance Co., Ltd.                                     296,637         825,969
                                                                                   --------------   -------------
                     RETAIL - DISCOUNT                                     1.11%
             1,990   Shinsegae Co., Ltd.                                                  558,276       1,154,052
                                                                                   --------------   -------------
                     SHIPBUILDING                                          0.98%

            46,090   Samsung Heavy Industries Co., Ltd.                                   602,185       1,015,791
                                                                                   --------------   -------------
                     STEEL - PRODUCERS                                     2.26%
             5,625   POSCO                                                                710,822       1,968,601
             4,350   POSCO ADR                                                            123,672         383,583
                                                                                   --------------   -------------
                                                                                          834,494       2,352,184
                                                                                   --------------   -------------
                     TOTAL SOUTH KOREA                                                 10,198,946      21,918,597
                                                                                   --------------   -------------
                     TAIWAN                                               11.37%
                     ATHLETIC EQUIPMENT                                    1.09%

           145,775   Johnson Health Tech Co., Ltd.                                        605,773       1,133,368
                                                                                   --------------   -------------
                     COMPUTERS                                             1.45%

           296,479   Advantech Co., Ltd.                                                  370,817         936,430
                 1   Compal Electronics, Inc.                                                   1               1
            38,400   High Tech Computer Corp.                                             487,388         568,530
                                                                                   --------------   -------------
                                                                                          858,206       1,504,961
                                                                                   --------------   -------------
                     DIVERSIFIED FINANCIAL SERVICES                        0.66%

           311,000   Cathay Financial Holding Co., Ltd.                                   649,497         689,495
                                                                                   --------------   -------------

                                                      THE ASIA TIGERS FUND, INC.

SCHEDULE OF INVESTMENTS                                         JANUARY 31, 2007
                                                                     (UNAUDITED)

NUMBER                                                               PERCENT OF
OF SHARES            SECURITY                                         HOLDINGS         COST             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                     TAIWAN (CONTINUED)

                     ELECTRONIC COMPONENTS - MISCELLANEOUS                 3.31%
           199,100   Asustek Computer, Inc.                                        $      560,356   $     526,064
           426,674   HON HAI Precision Industry                                         1,030,503       2,915,590
                                                                                   --------------   -------------
                                                                                        1,590,859       3,441,654
                                                                                   --------------   -------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS                0.26%
            25,000   MediaTek, Inc.                                                       292,147         272,572
                                                                                   --------------   -------------
                     ENTERTAINMENT SOFTWARE                                0.23%

            29,000   International Games System Co., Ltd                                  249,040         240,441
                                                                                   --------------   -------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUIT         4.37%
           863,583   Advanced Semiconductor Engineering, Inc.+                            620,026         984,832
            87,087   Novatek Microelectronics Corp., Ltd.                                 413,021         429,788
         1,531,666   Taiwan Semiconductor Manufacturing Co., Ltd.                       2,434,054       3,135,247
                                                                                   --------------   -------------
                                                                                        3,467,101       4,549,867
                                                                                   --------------   -------------
                     TOTAL TAIWAN                                                       7,712,623      11,832,358
                                                                                   --------------   -------------
                     THAILAND                                              3.27%
                     BUILDING PRODUCTS - CEMENT & AGGREGATION              0.52%
            77,420   Siam Cement PCL                                                      423,667         539,310
                                                                                   --------------   -------------
                     COMMERCIAL BANKS - NON-US                             0.05%
            30,500   Siam Commercial Bank PCL                                              41,328          51,799
                                                                                   --------------   -------------
                     ELECTRIC - GENERATION                                 0.70%
           756,000   Glow Energy PCL                                                      488,623         723,575
                                                                                   --------------   -------------
                     OIL COMPANIES - EXPLORATION & PRODUCTION              0.82%
           313,300   PTT Exploration & Production PCL                                     508,510         852,241
                                                                                   --------------   -------------
                     OIL REFINING & MARKETING                              0.48%

           303,200   Thai Oil PCL                                                         509,471         501,842
                                                                                   --------------   -------------
                     REAL ESTATE - OPERATIONS & DEVELOPMENT                0.70%
         1,175,900   Central Pattana Public Company Limited                               538,566         731,130
                                                                                   --------------   -------------
                     TOTAL THAILAND                                                     2,510,165       3,399,897
                                                                                   --------------   -------------
                     TOTAL COMMON STOCKS                                               54,838,249     103,400,997
                                                                                   --------------   -------------

                                                      THE ASIA TIGERS FUND, INC.

SCHEDULE OF INVESTMENTS                                         JANUARY 31, 2007
                                                                     (UNAUDITED)

NUMBER                                                               PERCENT OF
OF SHARES            SECURITY                                         HOLDINGS          COST            VALUE
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCK (0.66% of holdings)
                     THAILAND                                              0.67%
                     COMMERCIAL BANKS - NON-US                             0.67%
           413,705   Siam Commercial Bank PCL - 5.25% Preferred                    $      140,991   $     696,653
                                                                                   --------------   -------------
                     TOTAL THAILAND                                                       140,991         696,653
                                                                                   --------------   -------------
                     TOTAL PREFERRED STOCK                                                140,991         696,653
                                                                                   --------------   -------------

RIGHTS (0.00% of holdings)
                     HONG KONG                                             0.00%

            64,700   Regal Hotels Rights+                                                       0               0
                                                                                   --------------   -------------
                     TOTAL HONG KONG                                                            0               0
                                                                                   --------------   -------------
                     TOTAL RIGHTS                                                               0               0
                                                                                   --------------   -------------

                     TOTAL INVESTMENTS                                   100.00%       54,979,240     104,097,650
                                                                                   ==============   =============

FOOTNOTES AND ABBREVIATIONS

ADR   American Depository Receipt

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $1,621,503.

+     Non-Income producing security

++ As of October 31, 2006, the aggregate cost for federal income tax purposes was $54,782,192. The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:

Excess of value over tax cost        $    42,604,936
Excess of tax cost over value             (1,454,815)
                                     ---------------
                                     $    41,150,121
                                     ===============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Tigers Fund, Inc.


By (Signature and Title)* /s/ Prakash A. Melwani
                          --------------------------------
                          Prakash A. Melwani, President
                          (principal executive officer)

Date March 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Prakash A. Melwani
                          --------------------------------
                          Prakash A. Melwani, President
                          (principal executive officer)

Date March 12, 2007


By (Signature and Title)* /s/ Joseph Malangoni
                          --------------------------------
                          Joseph Malangoni, Treasurer
                          (principal financial officer)

Date March 12, 2007

* Print the name and title of each signing officer under his or her signature.